Trade Accounts and Notes Receivable	12 Months Ended
Dec. 31, 2024
Trade Accounts And Notes Receivable
Trade Accounts and Notes Receivable

6.	Trade Accounts and Notes Receivable

	12.31.24	12.31.23
Trade accounts receivable
Domestic market
Third parties	2,420,942	1,860,089
Related parties	16,402	8,419
Foreign market
Third parties	4,395,420	3,496,442
Related parties	30,924	27,781
	6,863,688	5,392,731
( - ) Adjustment to present value ("APV")	(39,291)	(29,284)
( - ) Expected credit losses	(726,764)	(591,479)
	6,097,633	4,771,968
Current	6,075,013	4,766,071
Non-current	22,620	5,897

Notes receivable	61,628	83,863
( - ) Adjustment to present value ("APV")	(5,910)	(2,223)
( - ) Expected credit losses	(15,381)	(15,379)
	40,337	66,261
Current	32,302	64,731
Non-current (1)	8,035	1,530
(1)	On December 31, 2024 the weighted average maturity is 2 years.

For sales in the foreign market on credit, the Company has insurance, letters of credit and other guarantees in the amount of R$1,441,599 (R$1,003,891 on December 31, 2023), which cover 78.8% (60.9% on December 31, 2023) of this modality.

The Company performs credit assignments with no right of return to the BRF Clients’ Credit Rights Investment Fund, which has the sole purpose to acquire credit rights arising from commercial transactions carried out between the Company and its clients in Brazil.

On December 31, 2024, FIDC BRF II has an outstanding balance of R$959,434 (R$1,072,964 for the year ended December 31, 2023) relating to these credit rights, which were derecognized from the Company's statements of financial position at the time of the assignment.

On December 31, 2024, receivables are mainly represented by receivables arising from the sale of farms and various properties not linked to production.

The movements of the expected credit losses are presented below:

	12.31.24	12.31.23
Beginning balance	(591,479)	(604,167)
(Additions) reversals	(28,817)	(32,809)
Write-offs	18,451	8,539
Exchange rate variation	(124,919)	36,958
Ending balance	(726,764)	(591,479)

The aging of trade accounts receivable is as follows:

	12.31.24	12.31.23
Not overdue	5,904,865	4,515,445
Overdue
01 to 60 days	203,179	225,135
61 to 90 days	9,228	46,347
91 to 120 days	2,891	15,248
121 to 180 days	9,307	11,101
181 to 360 days	41,254	22,116
More than 360 days	692,964	557,339
( - ) Adjustment to present value ("APV")	(39,291)	(29,284)
( - ) Expected credit losses	(726,764)	(591,479)
	6,097,633	4,771,968

Accounting policy:

Trade accounts and notes receivables: accounts and notes receivable from customers: accounts receivable from customers are recorded at fair value and, where applicable, adjusted to their present value. The Company measures the adjustment to present value (“AVP”) on the short- and long-term balances of accounts receivable, which are recorded in a reduction account of the respective item against the items Sales revenue and Financial income (expenses), net. The rate used by the Company represents the average of the Interbank Deposit Certificates plus a spread representing the credit risk. On December 31, 2024, this rate was 14.32% p.a. (13.13% p.a. on December 31, 2023).

Assignment of receivables: Trade receivables sold in assignment of receivables transactions are derecognized at the time of assignment, i.e. when the Company hands over control and transfers substantially all the associated risks and rewards to the buyer.

Expected credit losses in accounts receivable from customers and other receivables: the Company regularly assesses the historical losses on the customer portfolios it has in each region, taking in consideration the dynamics of the markets in which it operates and instruments it has for reducing credit risks, such as: letters of credit, insurance and collateral, as well as identifying specific customers whose risks are significantly different than the portfolio, which are treated according to individual expectations.

Based on these assessments, estimated loss factors are generated by portfolio and aging class, which, applied to the amounts of accounts receivable, generate the expected credit losses. Additionally, the Company evaluates macroeconomic factors that may influence these losses and, if necessary, adjusts the calculation model.

Securities receivable with legal proceedings in place are reclassified to noncurrent as well as the related estimated credit losses. The securities are written off against the estimated loss when the Management considers that they are no longer recoverable after taking all appropriate actions to collect them.